Shareholders' Equity and Private Warrant Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 04, 2021	Nov. 13, 2017
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Common shares		16,928,889
Performance shares description	The vesting criteria means either (1) the volume weighted average price of the Company’s common stock on the principal exchange on which such securities are then listed or quoted shall have been at or above $15.00 for twenty (20) trading days (which need not be consecutive) over a thirty (30) trading day period; or (ii) the Company sells shares of its capital stock in a secondary offering for at least $15.00 per share, in each case subject to equitable adjustment for share splits, share dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the shares of the Company’s common stock after the merger, and possible reduction for certain dividends granted to the Company’s common stock, or (2) the Company undergoes certain change in control or sales transactions.
Preferred stock, shares authorized	10,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001
Common stock redemption rights (in Dollars per share)	$ 24.00
Warrant gain (in Dollars)		$ 68,334,046,000	$ (1,909,973,000)
Warrant liability (in Dollars)				$ 30,800,000
Terms	5 years
Volatility	20.00%
Dividend yield	0.00%
Stock price (in Dollars per share)	$ 11.65
Risk free interest rate	0.85%
Closing price of public warrant (in Dollars per share)	$ 2.00
Revaluation of private warrants (in Dollars)	$ 15,000,000.0
Issued and outstanding shares common stock	0.10
Forfeiture of shares		80,278
Value of shares issued to PIPE Investors (in Dollars)		$ 20,000,000
Issued and outstanding percentage		15.00%
Performance Shares [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common shares	300,000
Warrant [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Stock outstanding	23,874,667
Common stock price per share (in Dollars per share)	$ 11.50
Private Warrants [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Warrant gain (in Dollars)	$ 15,000,000.0
Public Warrant [Member] | Warrant [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Stock outstanding	16,928,889
Private Placement [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Shares transferred		1,311,501
Private Placement [Member] | Warrant [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Stock outstanding	6,945,778
Founder Shares [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Shares transferred		178,495
Class A Common Stock [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Common stock, shares authorized	1,000,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	12,200,378
Common Stock, Shares, Outstanding	12,200,378
Performance shares	300,000
Common stock subject to possible redemption shares		1,415,287	16,177,739
Class A Common Stock [Member] | As Restated
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Common stock shares issued		0	1,507,575
Class B Common Stock [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		4,232,222	4,232,222
Class B Common Stock [Member]
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Description of common stock conversion basis		Holders of Class B Common Stock are entitled to one vote for each share.
Class B Common Stock [Member] | As Restated
Shareholders' Equity and Private Warrant Liability (Details) [Line Items]
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock shares issued		4,232,222	4,232,222
Common Stock, Shares, Outstanding		4,232,222	4,232,222